Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 499,790,000.00
Previously Paid Amount	0.00
Total Fee Amount	69,021.00
Total Offset Amount	0.00
Net Fee	$ 69,021.00
Final Prospectus	true